Equity (Tables)	3 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of stock-based compensation expense
Share-based compensation expenses for equity-classified share options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended March 31,
	2025	2024
	U.S $ in thousands
Cost of revenues	$708	$952
Research and development, net	1,240	2,131
Selling, general and administrative	4,265	5,566
Total stock-based compensation expenses	$6,213	$8,649

Schedule of stock option activity
A summary of the Company’s share option activity for the three months ended March 31, 2025 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2025	1,250,004	19.18
Forfeited	(37,619)	19.66
Options outstanding as of March 31, 2025	1,212,385	19.17
Options exercisable as of March 31, 2025	1,017,312	20.00

Schedule of RSUs and PSUs activity
A summary of the Company’s RSUs and PSUs activity for the three months ended March 31, 2025 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2025	3,945,120	13.67
Granted	2,010,477	10.43
Vested	(662,640)	17.36
Forfeited	(177,182)	17.13
Unvested as of March 31, 2025	5,115,775	11.80

Schedule of accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the three months ended March 31, 2025 and 2024, respectively:

	Three Months Ended March 31, 2025
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2025	$4,907	$(12,938)	$(8,031)
Other comprehensive income (loss) before reclassifications	(1,778)	1,726	(52)
Amounts reclassified from accumulated other comprehensive loss	(1,257)	—	(1,257)
Other comprehensive income (loss)	(3,035)	1,726	(1,309)
Balance as of March 31, 2025	$1,872	$(11,212)	$(9,340)

	Three Months Ended March 31, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	1,493	(2,186)	(693)
Amounts reclassified from accumulated other comprehensive loss	(811)	—	(811)
Other comprehensive income (loss)	682	(2,186)	(1,504)
Balance as of March 31, 2024	$2,472	$(11,055)	$(8,583)